SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ 146
Changes in other comprehensive income (loss) before reclassifications	910
Amounts reclassified from accumulated other comprehensive loss to:
Net current-period other comprehensive income (loss)	125	$ 671	$ 242
Balance	271	146
Unrealized gains (losses) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(326)
Changes in other comprehensive income (loss) before reclassifications	1,269
Amounts reclassified from accumulated other comprehensive loss to:
Net current-period other comprehensive income (loss)	499
Balance	173	(326)
Unrealized gain (losses) on marketable securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	472
Changes in other comprehensive income (loss) before reclassifications	(359)
Amounts reclassified from accumulated other comprehensive loss to:
Net current-period other comprehensive income (loss)	(374)
Balance	98	$ 472
Cost of revenues [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	(146)
Cost of revenues [Member] | Unrealized gains (losses) on cash flow hedges [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	(146)
Cost of revenues [Member] | Unrealized gain (losses) on marketable securities [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	0
Operating expenses [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	(624)
Operating expenses [Member] | Unrealized gains (losses) on cash flow hedges [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	(624)
Operating expenses [Member] | Unrealized gain (losses) on marketable securities [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	0
Financial income, net [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	(15)
Financial income, net [Member] | Unrealized gains (losses) on cash flow hedges [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	0
Financial income, net [Member] | Unrealized gain (losses) on marketable securities [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	$ (15)